NOTE 8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2013	2012

Buildings and leasehold improvements	$74,855	$1,512
Furniture and fixtures	6,912	6,189
Machinery and equipment	6,238	—
Company automobiles	1,721	1,730
Total	89,726	9,431

Less: accumulated depreciation and amortization	(7,472)	(4,446)
Property, equipment and leasehold improvements, net	$82,254	$4,985

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2013	2012

Buildings and leasehold improvements	$62,250	$—
Machinery and equipment	5,289	—
Total	67,539	—

Less: Accumulated depreciation	(1,263)	—
Total	$66,276	$—